ISSUED DEBT INSTRUMENTS AND OTHER FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2018
Issued Debt Instruments And Other Financial Liabilities
ISSUED DEBT INSTRUMENTS AND OTHER FINANCIAL LIABILITIES

NOTE 20

ISSUED DEBT INSTRUMENTS AND OTHER FINANCIAL LIABILITIES

As of December 31, 2018 and 2017, composition of this item is as follows:

	As of December 31,
	2018	2017
	MCh$	MCh$

Other financial liabilities
Obligations to public sector	32,449	59,470
Other domestic obligations	175,210	175,389
Foreign obligations	7,741	7,171
Subtotals	215,400	242,030
Issued debt instruments
Mortgage finance bonds	25,490	34,479
Senior bonds	7,198,865	6,186,760
Mortgage bond	94,921	99,222
Subordinated bonds	795,957	773,192
Subtotals	8,115,233	7,093,653

Total	8,330,633	7,335,683

Debts classified as current are either demand obligations or will mature in one year or less, All other debts are classified as non-current, The Bank’s debts, both current and non-current, are summarized below:

	As of December 31, 2018
	Current	Non-current	Total
	MCh$	MCh$	MCh$

Mortgage finance bonds	6,830	18,660	25,490
Senior bonds	844,898	6,353,967	7,198,865
Mortgage bond	4,833	90,088	94,921
Subordinated bonds	1	795,956	795,957
Issued debt instruments	856,562	7,258,671	8,115,233

Other financial liabilities	205,871	9,529	215,400

Total	1,062,433	7,268,200	8,330,633

	As of December 31, 2017
	Current	Non-current	Total
	MCh$	MCh$	MCh$

Mortgage finance bonds	8,691	25,788	34,479
Senior bonds	337,166	5,849,594	6,186,760
Mortgage bond	4,541	94,681	99,222
Subordinated bonds	3	773,189	773,192
Issued debt instruments	350,401	6,743,252	7,093,653

Other financial liabilities	212,825	29,205	242,030

Total	563,226	6,772,457	7,335,683

a)       Mortgage finance bonds

These bonds are used to finance mortgage loans, Their principal amounts are amortised on a quarterly basis. The range of maturities of these bonds is between five and twenty years. Loans are indexed to UF and create a yearly interest yield of 5.43% as of December 31, 2018 (5.39% as of December 31, 2017).

	As of December 31,
	2018	2017
	MCh$	MCh$

Due within 1 year	6,830	8,691
Due after 1 year but within 2 years	5,946	6,744
Due after 2 year but within 3 years	5,034	6,096
Due after 3 year but within 4 years	3,997	5,155
Due after 4 year but within 5 years	2,480	4,101
Due after 5 years	1,203	3,692
Total mortgage bonds	25,490	34,479

b)       Senior bonds

The following table shows senior bonds by currency:

	As of December 31,
	2018	2017
	MCh$	MCh$

Santander bonds in UF	4,095,741	3,542,006
Santander bonds in USD	1,094,267	1,045,465
Santander bonds in CHF	386,979	268,281
Santander bonds in Ch$	1,291,900	1,135,527
Santander bonds in AUD	24,954	14,534
Current bonds in JPY	191,598	126,059
Santander bonds in EUR	113,426	54,888
Total senior bonds	7,198,865	6,186,760

i, Placement of senior bonds:

In 2018, the Bank issued bonds for UF 23,000,000; CLP 225,000,000,000; USD 70,000,000; EUR 66,000,000; AUD 20,000,000; CHF 115,000,000 and JPY 7,000,000,000 detailed as follows:

Series	Currency	Amount	Term	Issuance rate	Series approval date	Series maximum amount	Maturity date
T1	UF	4,000,000	2,0	2.20%	01-02-2016	7,000,000	01-02-2020
T4	UF	4,000,000	3,0	2.35%	01-02-2016	8,000,000	01-08-2021
T11	UF	5,000,000	7,0	2.65%	01-02-2016	5,000,000	01-02-2025
T12	UF	5,000,000	7,0	2.70%	01-02-2016	5,000,000	01-08-2025
T15	UF	5,000,000	11,0	3.00%	01-02-2016	5,000,000	01-08-2028
Total	UF	23,000,000				30,000,000
P5	CLP	75,000,000,000	4,0	5.30%	05-03-2015	150,000,000,000	01-03-2022
U4	CLP	75,000,000,000	3,4	ICP + 1.00% yearly	10-01-2017	75,000,000,000	10-01-2022
U3	CLP	75,000,000,000	2,7	ICP + 1.00% yearly	11-06-2018	75,000,000,000	11-06-2021
Total	CLP	225,000,000,000				300,000,000,000
DN	USD	50,000,000	10,0	4.17%	10-10-2018	50,000,000	10-10-2028
DN	USD	20,000,000	2,0	0.0369	16-11-2018	20,000,000	16-11-2020
Total	USD	70,000,000				70,000,000
EUR	EUR	26,000,000	7,0	1.00% yearly	04-05-2018	26,000,000	28-05-2025
EUR	EUR	40,000,000	12,0	1.78% yearly	08-06-2018	40,000,000	15-06-2030
Total	EUR	66,000,000				66,000,000
AUD	AUD	20,000,000	5,0	3.56%	13-11-2018	20,000,000	13-11-2023
Total	AUD	20,000,000				20,000,000
CHF	CHF	115,000,000	5,3	0.441%	21-09-2018	115,000,000	21-12-2023
Total	CHF	115,000,000				115,000,000
JPY	JPY	4,000,000,000	10,6	0.65% anual	13-07-2018	4,000,000,000	13-01-2029
JPY	JPY	3,000,000,000	5 años	56%	30-10-2018	3,000,000,000	30-10-2023
Total	JPY	7,000,000,000				7,000,000,000

During 2018, the Bank performed a partial repurchase of the following bonds:

Date	Type	Currency	Amount
04-01-2018	Senior	CLP	12,890,000,000
04-01-2018	Senior	CLP	4,600,000,000
22-01-2018	Senior	UF	24,000
05-04-2018	Senior	UF	484,000
06-04-2018	Senior	UF	184,000
23-04-2018	Senior	UF	216,000
24-04-2018	Senior	UF	4,000
25-04-2018	Senior	UF	262,000
10-05-2018	Senior	UF	800,000
07-06-2018	Senior	USD	3,090,000
11-12-2018	Senior	USD	250,000,000

In 2017, the Bank issued bonds for UF 10,000,000; CLP 160,000,000,000; USD 770,000,000 and AUD 30,000,000; detailed as follows:

Series	Currency	Amount	Term	Issuance rate	Series approval date	Series maximum amount	Maturity date
T9	UF	5,000,000	7	2.60%	01-02-2016	5,000,000	01-03-2024
T13	UF	5,000,000	9	2.75%	01-02-2016	5,000,000	01-03-2026
Total UF		10,000,000				10,000,000
SD	CLP	60,000,000,000	5	5.50%	01-06-2014	200,000,000,000	01-12-2019
T16	CLP	100,000,000,000	6	5.20%	01-02-2016	100,000,000,000	01-12-2021
Total CLP		160,000,000,000				300,000,000,000
DN	USD	100,000,000	3	Libor-USD 3M+0.80%	20-07-2017	100,000,000	27-07-2020
DN	USD	50,000,000	3	Libor-USD 3M+0.80%	21-07-2017	50,000,000	27-07-2020
DN	USD	50,000,000	3	Libor-USD 3M+0.80%	24-07-2017	50,000,000	27-07-2020
DN	USD	10,000,000	4	Libor-USD 3M+0.80%	23-08-2017	10,000,000	23-11-2021
DN	USD	10,000,000	4	Libor-USD 3M+0.83&	23-08-2017	10,000,000	23-11-2021
DN	USD	50,000,000	3	Libor-USD 3M+0.83%	14-09-2017	50,000,000	15-09-2020
DN	USD	500,000,000	3	Libor-USD 3M+0.75%	12-12-2017	500,000,000	15-12-2020
Total DN		770,000,000				770,000,000
AUD	AUD	30,000,000	10	3.96%	05-12-2017	30,000,000	12-12-2027
Total		30,000,000				30,000,000

During 2017, the Bank performed a partial repurchase of the following bond:

Date	Type	Currency	Amount
06-03-2017	Senior	USD	6,900,000
12-05-2017	Senior	UF	1,000,000
16-05-2017	Senior	UF	690,000
17-05-2017	Senior	UF	15,000
26-06-2017	Senior	UF	340,000
01-06-2017	Senior	UF	590,000
02-06-2017	Senior	UF	300,000
05-06-2017	Senior	UF	130,000
19-06-2017	Senior	UF	265,000
10-07-2017	Senior	UF	770,000
21-07-2017	Senior	UF	10,000
28-08-2017	Senior	UF	200,000
28-08-2017	Senior	UF	200,000
29-08-2017	Senior	UF	2,000
29-08-2017	Senior	UF	270,000
03-11-2017	Senior	UF	14,000
29-11-2017	Senior	UF	400,000
06-12-2017	Senior	UF	20,000
12-12-2017	Senior	CLP	10,990,000,000

ii.        The maturities of senior bonds are as follows:

	As of December 31,
	2018	2017
	MCh$	MCh$

Due within 1 year	844,898	337,166
Due after 1 year but within 2 years	1,331,255	866,936
Due after 2 year but within 3 years	1,073,847	832,978
Due after 3 year but within 4 years	1,104,547	1,177,081
Due after 4 year but within 5 years	421,918	902,647
Due after 5 years	2,422,400	2,069,952
Total senior bonds	7,198,865	6,186,760

c)	Mortgage bonds

Detail of mortgage bonds per currency is as follows:

	As of December 31,
	2018	2017
	MCh$	MCh$

Mortgage bonds in UF	94,921	99,222
Total mortgage bonds	94,921	99,222

i.       Allocation of mortgage bonds

During 2018 and 2017, the Bank has not placed any mortgage bonds.

ii.	The maturities of Mortgage bonds are as follows:

	As of December 31,
	2018	2017
	MCh$	MCh$

Due within 1 year	4,833	4,541
Due after 1 year but within 2 years	7,758	7,291
Due after 2 year but within 3 years	8,008	7,526
Due after 3 year but within 4 years	8,267	7,769
Due after 4 year but within 5 years	8,534	8,019
Due after 5 years	57,521	64,076
Total Mortgage bonds	94,921	99,222

d)       Subordinated bonds

Detail of the subordinated bonds per currency is as follows:

	As of December 31,
	2018	2017
	MCh$	MCh$

Subordinated bonds denominated in CLP	1	3
Subordinated bonds denominated in UF	795,956	773,189
Total subordinated bonds	795,957	773,192

i. Allocation of subordinated bonds

During 2018 and 2017, the Bank has not placed any subordinated bonds. The maturities of subordinated bonds, are as follows:

	As of December 31,
	2018	2017
	MCh$	MCh$

Due within 1 year	1	3
Due after 1 year but within 2 years	-	-
Due after 2 year but within 3 years	-	-
Due after 3 year but within 4 years	-	-
Due after 4 year but within 5 years	-	-
Due after 5 years	795,956	773,189
Total subordinated bonds	795,957	773,192

e)       Other financial liabilities

The composition of other financial obligations, by maturity, is detailed below:

	As of December 31,
	2018	2017
	MCh$	MCh$

Non-current portion:
Due after 1 year but within 2 years	9,221	23,401
Due after 2 year but within 3 years	40	4,181
Due after 3 year but within 4 years	44	194
Due after 4 year but within 5 years	48	210
Due after 5 years	176	1,219
Non-current portion subtotal	9,529	29,205

Current portion:
Amounts due to credit card operators	172,425	173,271
Acceptance of letters of credit	2,894	2,780
Other long-term financial obligations, short-term portion	30,552	36,774
Current portion subtotal	205,871	212,825

Total other financial liabilities	215,400	242,030